Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 06-0383750-100 [Member]
EBP, Description of Plan [Line Items]
EBP, Description of Plan
Note 1. Description of the Plan
The following description of The Hartford Investment and Savings Plan (the “Plan” or “ISP”) is provided for general information purposes only. "Members," eligible participants of the Plan, should refer to the Plan document for more complete information.
The Hartford Insurance Group, Inc. (“HIG”), together with its subsidiaries, (“The Hartford”, or the “Company”) is an insurance and financial services company. The Hartford, headquartered in Connecticut, is among the largest providers of property and casualty insurance, employee group benefits and insurance services, and mutual funds and exchange-traded funds to individual and business customers in the United States as well as in the United Kingdom and other international locations. The Plan Sponsor, Hartford Fire Insurance Company, is a wholly owned subsidiary of The Hartford.
Information with regard to eligibility, contributions, distributions, vesting, trustees, withdrawals, loans, fund redistribution and certain definitions are contained in the Plan document. A Summary Plan Description (“SPD”) setting forth the highlights of the Plan is available to Members on the Fidelity Net Benefits website. Fidelity Workplace Services LLC serves as the record keeper of the Plan.
Plan Changes
See Note 9 for a general description of amendments made to the Plan document during 2025 and 2024.
General
The Plan is a defined contribution plan covering substantially all full-time and part-time employees of the Company. The Pension Administration Committee of the Company controls and manages the operation and administration of the Plan, subject to certain exemptions that are specified in the Plan document. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
The trust, as defined in the Plan document, is comprised of the aggregate funds held by the trustee, State Street Bank and Trust Company (the “Trustee”), under the trust agreement established for the purposes of the Plan. The Investment and Savings Plan Investment Committee (“ISPIC”) is responsible for the management of Plan assets except with respect to matters that are the responsibility of Newport Trust Company as fiduciary with respect to the common stock of HIG (“Hartford Stock”) held in The Hartford Stock Fund. The ISPIC may from time to time add investment funds to or eliminate investment funds from the group of investment funds available under the Plan, provided, however, that the ISPIC has no authority with respect to the Hartford Stock in The Hartford Stock Fund.
Contributions
Members may elect to contribute a percentage of their eligible compensation (including overtime and certain annual bonuses and sales incentives) and may designate their contributions as before-tax, Roth 401(k), after-tax or a combination thereof. Generally, Members may contribute 1% to 50% of eligible compensation, except that Members who are highly compensated employees may have contribution limits of less than 50% due to the operation of certain tests required under the Internal Revenue Code of 1986, as amended (the “IRC”). If Members do not elect otherwise, they are automatically enrolled to make before-tax contributions equal to 6% of eligible compensation. In addition, Members are enrolled in the Automatic Increase Feature, which will increase the amount they contribute from their regular pay by 1% on an annual basis each April, unless they elect otherwise, up to a maximum contribution of 15%. Neither annual bonus contribution elections nor catch up contribution elections are automatically increased. Members age 50 or older in the calendar year can elect to make catch-up contributions of an amount up to the Internal Revenue Service (“IRS”) limit for that year, after contributing at least 6% in any combination of before-tax, Roth 401(k) or after-tax savings. These contributions can be made in addition to any Plan or IRS limits that otherwise apply to Members under age 50.

The Company's contributions include a non-elective contribution of 2% of eligible compensation (“Non-elective Company contributions”) and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the Member each pay period (“Matching Company contributions”). Prior to January 1, 2013, in addition to matching company contributions, the Company made floor company contributions equal to 0.5% of highly compensated eligible employees’ base salary and 1.5% of all other eligible employees’ base salary.
In 2023, the Plan was amended to add a year end Matching Company contribution equal to the difference between the Matching Company contributions actually received by the Member for the plan year and the maximum Matching Company contribution that could have been received if the Matching Company contribution was made at the end of the plan year instead of at the end of each payroll period.
Member contributions in excess of 6% of the eligible compensation are supplemental savings that are not matched by the Company.
Administrative Costs
The trust pays certain administrative expenses of the Plan out of the assets of the trust. Expenses not paid by the trust are borne by the Company.
Member Accounts
Individual accounts are maintained for each Member of the Plan. Each Member’s account is credited with that Member’s contributions and allocations of the associated Matching Company contributions, Non-Elective Company contributions and any investment earnings for the Member’s account, and is charged with withdrawals and an allocation of administrative expenses and investment losses for the Member’s account. Allocations are based on Member account balances, as defined in the Plan document. The benefit to which a Member is entitled is the benefit that can be provided from that Member’s vested account balance.
Vesting
Members are 100% vested at all times with respect to Member contributions and earnings thereon. Members are 100% vested in Matching Company contributions and Non-Elective Company contributions after two years of service.
Notwithstanding the foregoing statement, a Member becomes fully vested in such Member’s Matching and Non-Elective Company contribution account upon retirement (for retirement eligible Members), disability, death, reaching age 65, or upon the complete discontinuance of all Company contributions or termination of the Plan.
Investment Options
Members may direct the investment of their future contributions and/or existing account balances into various investment options offered by the Plan and may change investments and transfer amounts between funds daily. Member contributions, Matching Company contributions and Non-Elective Company contributions may be invested in any of the various investment options of the Plan in multiples of 1%, as elected or deemed elected by the Member (“Member directed investments”).
Certain investment options are parties-in-interest with The Hartford. See Note 8 for further discussion.
Notes Receivable from Members
Members may borrow from their accounts to a maximum equal to the lesser of $50 or 50% of their vested account balance, reduced by any pre-existing outstanding loan amounts during the last 12 months. Loan transactions are treated as transfers between the investment funds and the loan fund. Loan terms range from one year to five years, or up to 15 years for the purchase of a primary residence. The loan is secured by the balance in the Member’s account. The interest rate on a loan in a calendar quarter is set on the last business day of the prior February, May, August or November based on the prime rate provided by Thomson Reuters on that date plus one percentage point and is fixed for the term of the loan. Principal and interest are paid ratably through payroll deductions.
Payment of Benefits
On termination of service due to retirement, death, disability, or certain other reasons, Members or their designated beneficiaries may elect to receive either a lump sum amount equal to the value of their vested account balance, or, in the case of
Members meeting certain requirements, periodic payments of a fixed amount, a fixed percent, or a fixed timeframe, or over their life expectancy. If a Member was receiving periodic payments, upon the Member's death, the designated beneficiary has the option of receiving the remaining value either in a lump sum or over a period not to exceed ten years for a non-spouse beneficiary (or over the spouse's lifetime).
Distributions may be paid in cash or, with respect to The Hartford Stock Fund, in stock distributions. Members or their designated beneficiaries may also elect to defer distributions subject to certain conditions.
Forfeitures
When a Member terminates employment before he or she has vested in his or her Matching Company and Non-Elective Company contributions, the non-vested portion of the Member’s account as defined by the Plan, represents a forfeiture. The Plan document permits the use of forfeitures to either reduce future Company contributions or pay Plan administrative expenses for the Plan year. However, if a participant is re-employed and fulfills certain requirements, as defined in the Plan document, the account will be reinstated. At December 31, 2025 and 2024, forfeited non-vested account balances totaled $912 and $4,753, respectively, that had not been applied yet to future contributions or expenses.
These forfeitures are applied to reduce future Matching Company contributions. During the year ended December 31, 2025, Matching Company contributions were reduced by $10,401 from forfeitures.